COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

		Shares	Value
CLOSED-END FUNDS	85.5%
BANK LOAN	2.2%
Ares Dynamic Credit Allocation Fund, Inc.		100,949	$1,089,240
BlackRock Floating Rate Income Strategies Fund, Inc.		39,380	394,194
Eaton Vance Senior Floating-Rate Trust		79,295	783,434
Eaton Vance Senior Income Trust		191,911	884,710
Nuveen Credit Strategies Income Fund		191,985	1,088,555
Nuveen Floating Rate Income Fund		62,995	475,612
Nuveen Floating Rate Income Opportunity Fund		95,916	712,656
Western Asset Corporate Loan Fund, Inc.		81,625	579,537

			6,007,938

COMMODITIES	0.8%
Sprott Physical Gold and Silver Trust (Canada)(a)		154,780	2,262,884

CONVERTIBLE	2.2%
AllianzGI Convertible & Income Fund		292,169	1,092,712
AllianzGI Convertible & Income Fund II		1,017,847	3,389,431
AllianzGI Diversified Income & Convertible Fund		41,462	745,901
Bancroft Fund Ltd.		21,695	422,185
Ellsworth Growth and Income Fund Ltd.		34,442	295,512

			5,945,741

DIVERSIFIED COMMODITY	0.3%
Adams Natural Resources Fund, Inc.		96,077	796,478

DIVERSIFIED EMERGING MARKETS EQUITY	2.2%
JPMorgan Emerging Markets Investment Trust PLC (United Kingdom)		134,776	1,357,986
Templeton Emerging Markets Fund		213,502	2,380,548
Templeton Emerging Markets Investment Trust PLC (United Kingdom)		281,873	2,291,233

			6,029,767

DIVERSIFIED MUNICIPAL	17.9%
BlackRock Investment Quality Municipal Trust, Inc.		109,955	1,663,619
BlackRock Muni Intermediate Duration Fund, Inc.		70,844	925,223
BlackRock Municipal 2030 Target Term Trust		164,994	3,742,064
BlackRock Municipal Bond Trust		41,115	587,945
BlackRock Municipal Income Investment Quality Trust		42,254	588,598
BlackRock Municipal Income Quality Trust		46,489	615,979
BlackRock Municipal Income Trust		32,916	426,591
BlackRock MuniEnhanced Fund, Inc.		194,034	2,068,402
BlackRock MuniHoldings Investment Quality Fund		71,725	938,163

		Shares	Value
BlackRock MuniHoldings Quality Fund II, Inc.		74,174	$890,088
BlackRock MuniHoldings Quality Fund, Inc.		90,736	1,084,295
BlackRock MuniVest Fund, Inc.		207,745	1,682,735
BlackRock MuniYield Quality Fund II, Inc.		117,826	1,455,151
BlackRock MuniYield Quality Fund III, Inc.		144,451	1,846,084
BlackRock MuniYield Quality Fund, Inc.		166,794	2,426,853
Eaton Vance Municipal Bond Fund		96,722	1,207,091
Eaton Vance Municipal Income Trust		40,113	480,554
Nuveen AMT-Free Municipal Credit Income Fund		285,081	4,184,989
Nuveen AMT-Free Quality Municipal Income Fund		399,634	5,411,044
Nuveen Enhanced Municipal Value Fund		174,198	2,271,542
Nuveen Municipal Credit Income Fund		188,896	2,657,767
Nuveen Municipal High Income Opportunity Fund		88,221	1,098,351
Nuveen Municipal Value Fund, Inc.		189,140	1,846,006
Nuveen Quality Municipal Income Fund		456,452	6,271,650
PIMCO Municipal Income Fund		22,552	285,057
PIMCO Municipal Income Fund III		25,827	274,283
Pioneer Municipal High Income Trust		80,368	909,766

			47,839,890

GLOBAL EQUITY	0.5%
Aberdeen Total Dynamic Dividend Fund		208,577	1,372,437

INVESTMENT GRADE	0.4%
PIMCO Corporate and Income Opportunity Fund		79,982	1,032,568

MASTER LIMITED PARTNERSHIPS	3.1%
First Trust Energy Income and Growth Fund		221,644	1,934,952
First Trust Energy Infrastructure Fund		38,478	345,917
First Trust MLP and Energy Income Fund		440,973	1,949,101
First Trust New Opportunities MLP & Energy Fund		719,811	2,591,320
Kayne Anderson MLP Investment Company		382,603	1,388,849

			8,210,139

MULTI-SECTOR	12.1%
BlackRock Multi-Sector Income Trust		135,668	1,637,513
Calamos Convertible and High Income Fund		151,042	1,335,211
DoubleLine Income Solutions Fund		38,690	516,124
PIMCO Dynamic Credit Income Fund		529,261	8,902,170
PIMCO Dynamic Income Fund		164,109	3,625,168
PIMCO High Income Fund		597,965	2,930,028
PIMCO Income Opportunity Fund		353,854	7,147,851
PIMCO Income Strategy Fund II		840,365	6,369,967

			32,464,032

		Shares	Value
OPTION INCOME	8.9%
BlackRock Enhanced Capital and Income Fund, Inc.		255,907	$3,324,232
Columbia Seligman Premium Technology Growth Fund, Inc.		110,310	1,951,384
Eaton Vance Tax-Managed Diversified Equity Income Fund		137,866	1,284,911
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund		590,230	4,403,116
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		1,276,021	8,141,014
Nuveen NASDAQ 100 Dynamic Overwrite Fund		245,304	4,660,776

			23,765,433

PREFERRED	4.2%
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.		80,419	1,626,876
Flaherty & Crumrine Preferred Securities Income Fund, Inc.		84,682	1,414,190
John Hancock Preferred Income Fund III		121,476	1,659,362
Nuveen Preferred & Income Securities Fund		111,283	807,915
Nuveen Preferred & Income Term Fund		120,716	2,197,031
Nuveen Preferred Income Opportunities Fund		493,977	3,625,791

			11,331,165

REAL ESTATE	4.3%
Aberdeen Global Premier Properties Fund		1,016,047	4,308,039
CBRE Clarion Global Real Estate Income Fund		392,132	2,054,772
Nuveen Real Asset Income and Growth Fund		226,701	2,237,539
Nuveen Real Estate Income Fund		203,264	1,380,163
Principal Real Estate Income Fund		132,721	1,607,251

			11,587,764

SECTOR EQUITY	4.2%
John Hancock Financial Opportunities Fund		66,779	1,224,727
Tekla Healthcare Investors		175,538	3,126,332
Tekla Healthcare Opportunities Fund		198,786	3,053,353
Tekla Life Sciences Investors		252,532	3,782,929

			11,187,341

SHORT DURATION	0.4%
BlackRock Limited Duration Income Trust		48,456	611,515
Eaton Vance Limited Duration Income Fund		52,585	555,823

			1,167,338

		Shares	Value
SINGLE STATE MUNICIPAL	1.1%
BlackRock MuniHoldings New York Quality Fund, Inc.		63,490	$799,974
Nuveen California Quality Municipal Income Fund		74,853	1,024,738
Nuveen New York AMT-Free Quality Municipal Income Fund		57,322	716,525
Nuveen New York Quality Municipal Income Fund		32,362	424,913

			2,966,150

U.S. GENERAL EQUITY	17.2%
Adams Diversified Equity Fund, Inc.		1,020,346	12,846,156
Eaton Vance Tax-Advantaged Dividend Income Fund		198,122	3,334,393
Eaton Vance Tax-Advantaged Global Dividend Income Fund		534,979	6,392,999
Gabelli Dividend & Income Trust		588,248	8,711,953
General American Investors Co., Inc.		192,519	5,280,796
John Hancock Tax-Advantaged Dividend Income Fund		228,856	4,025,577
Nuveen Core Equity Alpha Fund		406,861	4,361,550
Nuveen Tax-Advantaged Dividend Growth Fund		91,040	1,024,200

			45,977,624

U.S. HYBRID	1.8%
AllianzGI Equity & Convertible Income Fund		187,640	3,490,104
PIMCO Energy & Tactical Credit Opportunities Fund		228,755	1,228,414

			4,718,518

UTILITIES	1.7%
Reaves Utility Income Fund		156,251	4,492,216

TOTAL CLOSED-END FUNDS (Identified cost—$300,186,890)			229,155,423

EXCHANGE-TRADED FUNDS	12.0%
COMMODITIES	2.5%
iShares Silver Trust(a)		138,787	1,811,170
SPDR Gold Shares(a)		33,148	4,907,562

			6,718,732

SECTOR EQUITY	0.4%
iShares Nasdaq Biotechnology ETF		10,907	1,175,120

U.S. GENERAL EQUITY	6.8%
SPDR S&P 500 ETF Trust		22,321	5,753,238

		Shares	Value
Consumer Discretionary Select Sector SPDR ETF		67,292	$6,599,999
Vanguard S&P 500 ETF Trust		24,421	5,783,381

			18,136,618

UTILITIES	2.3%
Vanguard Utilities ETF		49,699	6,059,799

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$34,902,064)			32,090,269

SHORT-TERM INVESTMENTS	1.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58%(b)		4,718,054	4,718,054

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,718,054)			4,718,054

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$339,807,008)	99.3%		265,963,746
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7		1,935,981

NET ASSETS (Equivalent to $9.84 per share based on 27,228,320 shares of common stock outstanding)	100.0%		$267,899,727

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds:
Diversified Emerging Markets Equity	$6,029,767	$2,380,548	$3,649,219	$—
Other	223,125,656	223,125,656	—	—
Exchange-Traded Funds	32,090,269	32,090,269	—	—
Short-Term Investments	4,718,054	—	4,718,054	—

Total Investments in Securities(a)	$265,963,746	$257,596,473	$8,367,273	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.